united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Stephanie Shearer

Gemini Fund Services, LLC., 80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2719

Date of fiscal year end: 4/30

Date of reporting period: 1/31/18

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

CMG Mauldin Solutions Core Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2018
Shares	Security	Value
	EXCHANGE-TRADED FUNDS - 97.8%
	BALANCED FUNDS - 2.1%
86,774	Arrow Dow Jones Global Yield ETF	$1,593,171
	TOTAL BALANCED FUNDS (Cost - $1,604,790)

	COMMODITY FUNDS- 2.6%
127,111	ELEMENTS Linked to the Rodgers International*	374,977
2,206	ETFS Physical Platinum Shares*	210,342
86,292	iShares Gold Trust*	1,114,893
11,464	PowerShares DB Base Metals Fund*	224,121
	TOTAL COMMODITY FUNDS (Cost - $1,780,448)	1,924,333

	DEBT FUNDS - 24.4%
19,192	Fidelity Total Bond ETF	953,773
8,647	iShares 7-10 Year Treasury Bond ETF	893,235
7,229	iShares 20+ Year Treasury Bond ETF	887,215
9,822	iShares iBoxx $ Investment Grade Corporate Bond ETF	1,179,328
51,239	iShares Short Maturity Bond ETF	2,574,247
8,863	iShares Short Treasury Bond ETF	978,298
16,237	iShares TIPS Bond ETF	1,836,567
4,697	PIMCO 25+ Year Zero Coupon US Treasury Index ETF	542,926
31,948	SPDR Bloomberg Barclays High Yield Bond ETF	1,172,492
40,704	SPDR Bloomberg Barclays International Treasury Bond ETF	1,190,999
103,785	SPDR Portfolio Long Term Treasury ETF	3,668,800
14,736	Vanguard Emerging Markets Government Bond ETF	1,177,406
14,582	Vanguard Total Bond Market ETF	1,174,726
	TOTAL FIXED INCOME FUNDS (Cost - $18,369,010)	18,230,012

	EQUITY FUNDS - 68.7%
3,619	Consumer Staples Select Sector SPDR Fund	209,251
3,602	Energy Select Sector SPDR Fund	269,610
19,911	Financial Select Sector SPDR Fund	592,153
4,053	Health Care Select Sector SPDR Fund	357,069
2,768	Industrial Select Sector SPDR Fund	220,693
14,774	iShares Core MSCI EAFE ETF	1,027,236
13,020	iShares Core S&P Mid-Cap ETF	2,539,421
4,478	iShares Core S&P Small-Cap ETF	352,598
16,535	iShares Edge MSCI USA Momentum Factor ETF	1,845,471
61,733	iShares MSCI ACWI ETF	4,704,055
32,081	iShares MSCI ACWI ex US ETF	1,690,027
30,609	iShares MSCI Emerging Markets ETF	1,561,977
9,706	iShares MSCI Frontier 100 ETF	342,816
14,732	iShares MSCI India ETF	548,767
23,037	iShares MSCI Japan ETF	1,449,949
37,082	JPMorgan Alerian MLP Index ETN	1,088,357
5,316	PowerShares QQQ Trust Series 1	900,530
80,030	PowerShares S&P 500 Low Volatility Portfolio	3,907,865
103,454	PowerShares S&P 500 Quality Portfolio	3,298,113
58,299	Schwab U.S. Large-Cap Value ETF	3,318,379
32,967	Schwab U.S. Small-Cap ETF	2,360,437
39,364	SPDR Portfolio Emerging Markets ETF	1,635,968
13,527	Technology Select Sector SPDR Fund	925,923
57,498	Vanguard FTSE All-World ex-US ETF	3,325,684
96,640	Vanguard FTSE Emerging Markets ETF	4,816,538
2,199	Vanguard Global ex-U.S. Real Estate ETF	140,340
10,985	Vanguard Mid-Cap Growth ETF	1,472,649
12,697	Vanguard S&P 500 ETF	3,288,396
6,353	Vanguard Small-Cap Value ETF	859,815
20,705	Vanguard Total World Stock ETF	1,621,823
11,837	WisdomTree Japan Hedged Equity Fund	714,836
	TOTAL EQUITY FUNDS (Cost - $47,791,258)	51,386,746

	TOTAL EXCHANGE-TRADED FUNDS (Cost - $69,545,506)	73,134,262

CMG Mauldin Solutions Core Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2018
Shares	Security	Value
	SHORT-TERM INVESTMENTS - 2.2%
	MONEY MARKET FUND - 2.2%
1,646,042	Federated Institutional Prime Obligations Fund, Institutional Shares, 1.51% +	$1,646,207
	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,646,207)

	TOTAL INVESTMENTS - 100.0% (Cost - $71,191,713) (a)	$74,780,469
	OTHER ASSETS LESS LIABILITIES - 0.0%	4,824
	NET ASSETS - 100.0%	$74,785,293

	ETF - Exchange-Traded Fund
	ETN - Exchange-Traded Note
	TIPS - Treasury Inflation-Protected Securities
	* Non-income producing security.
	+ Money Market Fund; interest rate reflects seven-day effective yield on January 31, 2018.
	(a) Represents cost for financial reporting purposes. Aggregate cost for federal income tax purposes is $71,191,899 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation:	$3,802,159
	Unrealized Depreciation:	(213,589)
	Net Unrealized Appreciation:	$3,588,570

CMG Tactical Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2018
Shares	Security	Value
	MUTUAL FUND - 96.7%
	DEBT FUND - 96.7%
78,317	Direxion Monthly High Yield Bull 1.2X Fund	$1,850,412
1,770,672	PIMCO High Yield Fund - Institutional Shares	15,847,517
	TOTAL MUTUAL FUND (Cost - $17,790,574)	17,697,929

	SHORT-TERM INVESTMENTS - 3.1%
	MONEY MARKET FUND - 3.1%
561,167	Federated Institutional Prime Obligations Fund, Institutional Shares, 1.51% +	561,223
	TOTAL SHORT-TERM INVESTMENTS (Cost - $561,223)

	TOTAL INVESTMENTS - 99.8% (Cost - $18,351,797) (a)	$18,259,152
	OTHER ASSETS LESS LIABILITIES - 0.2%	46,511
	NET ASSETS - 100.0%	$18,305,663

	+ Money Market Fund; interest rate reflects seven-day effective yield on January 31, 2018.
	(a) Represents cost for financial reporting purposes. Aggregate cost for federal income tax purposes is $18,353,271
	and differs from value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation:	$-
	Unrealized Depreciation:	(94,119)
	Net Unrealized Depreciation:	$(94,119)

CMG Tactical All Asset Strategy Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2018
Shares	Security	Value
	EXCHANGE-TRADED FUNDS - 98.5%
	BALANCED FUNDS - 8.7%
385,052	Arrow Dow Jones Global Yield ETF *	$7,069,555
	TOTAL BALANCED FUNDS (Cost - $7,108,556)

	EQUITY FUNDS - 89.8%
134,078	iShares MSCI ACWI ex US ETF	7,063,229
144,031	iShares MSCI Emerging Markets	7,349,902
52,041	SPDR S&P 500 ETF Trust	14,670,358
181,277	SPDR Portfolio Emerging Markets ETF	7,533,872
251676	Vanguard FTSE All-World ex-US ETF	14,556,940
151,381	Vanguard FTSE Emerging Markets ETF	7,544,829
54,932	Vanguard Mid-Cap Growth ETF	7,364,184
93,633	Vanguard Total World Stock	7,334,273
	TOTAL EQUITY FUNDS (Cost - $70,942,566)	73,417,587

	TOTAL EXCHANGE-TRADED FUNDS (Cost - $78,051,122)	80,487,142

	SHORT-TERM INVESTMENTS - 1.5%
	MONEY MARKET FUND - 1.5%
1,245,652	Federated Institutional Prime Obligations Fund, Institutional Shares, 1.51% +	1,245,776
	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,245,776)

	TOTAL INVESTMENTS - 100.0% (Cost - $79,296,898) (a)	$81,732,918
	LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0%	(25,043)
	NET ASSETS - 100.0%	$81,707,875

	ETF - Exchange-Traded Fund
	* Affiliated Investment
	+ Money market fund; interest rate reflects seven-day yield on January 31, 2018.
	(a) Represents cost for financial reporting purposes. Aggregate cost for federal income tax purposes is $79,301,873 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation:	$2,470,046
	Unrealized Depreciation:	(39,001)
	Net Unrealized Appreciation:	$2,431,045

CMG Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2018

The following is a summary of significant accounting policies followed by the Funds.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation.  Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board of Trustees ("Board").  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant, or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”).  The Underlying Funds value securities in their portfolios for which market quotations are readily available at their fair values (generally the last reported sale price) and all other securities and assets at their fair value using the methods established by the boards of directors of the Underlying Funds.

Open-end investments companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds utilize various methods to measure the fair value of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritized inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of January 31, 2018 for the Funds' assets and liabilities measured at fair value:

CMG Mauldin Solutions Core Fund
Assets*	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$73,134,262	$-	$-	$73,134,262
Short-Term Investments	1,646,207	-	-	1,646,207
Total Assets	$74,780,469	$-	$-	$74,780,469

CMG Tactical Bond Fund

Assets*	Level 1	Level 2	Level 3	Total
Mutual Fund	$17,697,929	$-	$-	$17,697,929
Short-Term Investments	561,223	-	-	561,223
Total Assets	$18,259,152	$-	$-	$18,259,152

CMG Tactical All Asset Strategy Fund
Assets*	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$80,487,142	$-	$-	$80,487,142
Short-Term Investments	1,245,776	-	-	1,245,776
Total Assets	$81,732,918	$-	$-	$81,732,918

* Refer to the Portfolio of Investments for industry classifications.
The Funds did not hold any Level 3 securities during the period.

There were no transfers into or out of Level 1 and Level 2 during the period. It is the Funds' policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

Exchange Traded Funds - The Funds may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

CMG Tactical Bond Fund ("Tactical Bond") currently invests a portion of its assets in PIMCO High Yield Fund (“PIMCO”). Tactical Bond may redeem its investment from PIMCO at any time if the Adviser determines that it is in the best interest of Tactical Bond and its shareholders to do so. The performance of Tactical Bond may be directly affected by the performance of PIMCO. The financial statements of PIMCO, including the portfolio of investments, can be found at the SEC's website www.sec.gov and should be read in conjunction with the Tactical Bond’s financial statements. As of January 31, 2018, the percentage of Tactical Bond’s net assets invested in PIMCO was 86.6%.

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 3/29/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 3/29/2018

By

/s/ Jim Colantino

Jim Colantino, Principal Financial Officer/Treasurer

Date 3/29/2018